Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details) - Xing Group [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Building and Improvements [Member]
Estimated useful lives of assets	39 years	39 years
Equipment [Member] | Minimum [Member]
Estimated useful lives of assets	5 years	5 years
Equipment [Member] | Maximum [Member]
Estimated useful lives of assets	7 years	7 years
Vehicles [Member]
Estimated useful lives of assets	5 years	5 years
Furniture And Office Equipment [Member] | Minimum [Member]
Estimated useful lives of assets	5 years	5 years
Furniture And Office Equipment [Member] | Maximum [Member]
Estimated useful lives of assets	7 years	7 years
Computer and Software [Member]
Estimated useful lives of assets	3 years	3 years